VESSEL PURCHASE PREPAYMENTS - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended			4 Months Ended	12 Months Ended
	May 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment					$ 289,600	$ 185,672
Deposits to vessel purchase prepayments					$ 0	$ 125,800
Flex Aurora, Flex Artemis, Flex Resolute and Flex Amber
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment				$ (185,700)
Vessels and equipment | Flex Freedom
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment		$ 181,600
Deposits to vessel purchase prepayments			$ 125,800
Vessels and equipment | Flex Volunteer
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment		$ 54,000
Vessels and equipment | Flex Vigilant
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment	$ 54,000